Note 4 - Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	June 30, 2016	December 31, 2015

Legal	$10,723	$186,936
Salaries	2,070	41,166
Patent expense	31,315	29,239
Research and development	14,600	8,128
Payroll taxes and employee benefits	-	6,222
Other	7,970	7,564
Accounting and tax expenses	20,600	-

	$87,278	$279,255

	201 5	201 4

Legal expenses	$186,936	$51,120
Salaries	41,166	--
Patent cost	29,239	87,244
Research and development	8,128	6,089
Payroll taxes and employee benefits	6,222	--
Other	4,841	1,280

	$276,532	$145,733